FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS

Fair Value Measurements

Fair value hierarchy

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (for example, interest rate and yield curves observable at commonly quoted intervals, forward pricing curves used to value currency and commodity contracts and volatility measurements used to value option contracts), or inputs that are derived principally from or corroborated by observable market data or other means. Level 3 inputs are unobservable (supported by little or no market activity). The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. Prophecy utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value as follows:

Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – inputs are quoted prices in markets that are not active, quoted prices for similar assets or liabilities in active markets, inputs other than quoted prices that are observable for the asset or liability (for example, interest rate and yield curves observable at commonly quoted intervals, forward pricing curves used to value currency and commodity contracts and volatility measurements used to value option contracts), or inputs that are derived principally from or corroborated by observable market data or other means; and

Level 3 – inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. The following table sets forth Prophecy’s financial assets measured at fair value by level within the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Financial assets
Cash, December 31, 2018	$5,304,097	$-	$-	$5,304,097
Cash, December 31, 2017	$4,100,608	$-	$-	$4,100,608
Cash, December 31, 2016	$21,648	$-	$-	$21,648

Categories of financial instruments

The Company considers that the carrying amount of all its financial assets and financial liabilities measured at amortized cost approximates their fair value due to their short term nature. Restricted cash equivalents approximate fair value due to the nature of the instrument. The Company does not offset financial assets with financial liabilities. There were no transfers between Level 1, 2 and 3 for the year ended December 31, 2018.

The Company’s financial assets and financial liabilities are categorized as follows:

	December 31,	December 31,	December 31,
	2018	2017	2016
Fair value through profit or loss
Cash	$5,304,097	$4,100,608	$21,648
Fair value though other comprehensive income
Marketable securities	$-	$205,600	$176,000
Amortized cost
Receivables	$36,399	$34,653	$91,565
Restricted cash equivalents	$34,500	$34,500	$-
	$5,374,996	$4,375,361	$289,213
Amortized cost
Accounts payable and accrued liabilities	$1,636,786	$1,895,983	$2,658,018
Credit facility	$-	$-	$1,071,560
	$1,636,786	$1,895,983	$3,729,578